Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On(6):
Fiscal Year	Summary Compensation Table Total for PEO($)(1)	Compensation Actually Paid to PEO($)(3)(4)	Average Summary Compensation Table Total for non-PEO NEOs($)(2)	Average Compensation Actually Paid to non-PEO NEOs($)(3)(5)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income($)(7)	Revenue($)(8)
2022	1,096,155	(7,361,047)	2,228,483	1,368,571	78.75	36.70	61,494,000	904,649,000
2021	35,189,890	34,355,976	6,874,618	11,091,444	119.62	86.01	3,600,000	741,141,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Ian Siegel has been our Chief Executive Officer since June 2010. The individuals comprising the Non-PEO NEOs for each year are listed below:

2021	2022
Qasim Saifee	Amy Garefis
David Travers	Qasim Saifee
David Travers
Timothy Yarbrough

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the Standard & Poor’s Internet Select Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in the 2022 Form 10-K. The comparison assumes $100 was invested for the period starting May 26, 2021 (the date our Class A common stock commenced trading on the NYSE), through the end of the listed year in the Company and in the Standard & Poor’s Internet Select Industry Index. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 1,096,155	$ 35,189,890
PEO Actually Paid Compensation Amount	$ (7,361,047)	34,355,976
Adjustment To PEO Compensation, Footnote [Text Block]	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in FASB ASC Topic 718 by reference to: (1) for time-based RSU awards, the Company’s closing price on applicable year-end dates or, in the case of vesting dates, the closing price on the vesting date; (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (3) for the CEO Grant, Monte Carlo simulation models. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in the 2022 Form 10-K.Compensation Actually Paid to our PEO, Mr. Siegel, reflects the following adjustments from Total compensation reported in the Summary Compensation Table for the years set forth in the table below:

Prior FYE	12/31/2020	12/31/2021
Current FYE	12/31/2021	12/31/2022
Fiscal Year	2021	2022
Summary Compensation Table Total	$35,189,890	$1,096,155
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(24,425,697)	$—
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$22,791,698	$—
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$—	$(8,309,712)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$800,085	$(147,490)
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$—	$—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Compensation Actually Paid	$34,355,976	$(7,361,047)

Non-PEO NEO Average Total Compensation Amount	$ 2,228,483	6,874,618
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,368,571	11,091,444
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid to Non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table for the years set forth in the table below:

Prior FYE	12/31/2020	12/31/2021
Current FYE	12/31/2021	12/31/2022
Fiscal Year	2021	2022
Average Summary Compensation Table Total	$6,874,618	$2,228,483
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,326,448)	$(1,542,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$4,657,545	$846,656
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,444,580	$(255,866)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,363,281	$418,922
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$3,077,868	$(327,624)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—
Average Compensation Actually Paid	$11,091,444	$1,368,571
The amounts reported above include grants under our 2021 AEIP. The 2021 AEIP, which was included within Stock Awards for 2021 in the Summary Compensation Table, was recognized as fully vested as of December 31, 2021 in accordance with ASC 718. These awards were granted in February 2022 and the release of shares occurred on March 15, 2022. For purposes of calculating the Average Compensation Actually Paid, the unvested awards were considered granted and unvested as of December 31, 2021 and the vesting of the 2021 AEIP was recognized as of March 15, 2022. For additional information regarding the AEIP, see the section titled “Compensation Discussion and Analysis—Elements of Our Named Executive Officers’ Direct Compensation—Incentive Bonuses.”
During the year ended December 31, 2021, one Non-PEO NEO received the right to early exercise their options prior to the vesting date as stipulated in their options agreement. For purposes of calculating the Average Compensation Actually Paid, we recognized the vesting of the early exercised options at the date on which they legally vested in accordance to the terms of the agreement.

Equity Valuation Assumption Difference, Footnote [Text Block]	The fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns has been estimated pursuant to the guidance in FASB ASC Topic 718 by reference to: (1) for time-based RSU awards, the Company’s closing price on applicable year-end dates or, in the case of vesting dates, the closing price on the vesting date; (2) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%; and (3) for the CEO Grant, Monte Carlo simulation models. For additional information on the assumptions used to estimate the fair value of the awards, see the Notes to Consolidated Financial Statements in the 2022 Form 10-K.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid versus Total Shareholder Return (“TSR”)
(1) TSR in the above chart, in the case of both the Company and our Peer Companies as noted in footnote (6) of the above Pay Versus Performance Table, reflects the cumulative return of $100 as if invested on May 26, 2021 (the date our Class A common stock commenced trading on the NYSE), including reinvestment of any dividends.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid versus Revenue
Tabular List [Table Text Block]
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Revenue

Total Shareholder Return Amount	$ 78.75	119.62
Peer Group Total Shareholder Return Amount	36.70	86.01
Net Income (Loss)	$ 61,494,000	$ 3,600,000
Company Selected Measure Amount	904,649,000	741,141,000
PEO Name	Ian Siegel
Additional 402(v) Disclosure [Text Block]	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable fiscal year.We determined revenue to be the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. The dollar amounts reported represent the amount of revenue reflected in our audited financial statements for the applicable fiscal year. This performance measure may not have been the most important financial performance measure for 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (24,425,697)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	22,791,698
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,309,712)	0
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(147,490)	800,085
PEO [Member] | Equity Awards Vesting Conditions Satisfied During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,542,000)	(6,326,448)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	846,656	4,657,545
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(255,866)	1,444,580
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	418,922	1,363,281
Non-PEO NEO [Member] | Equity Awards Vesting Conditions Satisfied During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(327,624)	3,077,868
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0